Note 23 - Changes of Other Intangible Assets by Asset Class (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes of Other Intangible Assets by Asset Class [Abstract]
Ammortization of other intangible assets included in general and administrative expenses	€ 1,100	€ 1,000
Changes of other intangible assets: impairment losses comprised of		98
Changes of other intangible assets comprised of impairments of EUR million on retail investment management		68
Changes of other intangible assets comprised of impairments of EUR million on self-developed software	€ 24	30
Reversal Of Impairment Loss Other Custommer Related Intangibles		€ 3